Components of Other Comprehensive Income/(loss) (Schedule of Reclassification from AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Amounts reclassifed from AOCI	$ 2,439	$ (774)	$ 3,114
Securities AFS
Accumulated Other Comprehensive Income Loss [Line Items]
Realized gains/(losses)	(1,485)	(1,836)	0
Tax expense/(benefit)	568	704	0
Amounts reclassifed from AOCI	(917)	(1,132)	0
Cash Flow Hedges
Accumulated Other Comprehensive Income Loss [Line Items]
Realized gains/(losses)	(2,260)	0	0
Tax expense/(benefit)	865	0	0
Amounts reclassifed from AOCI	(1,395)	0	0
Pension and Postretirement Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Realized gains/(losses)	7,697	580	5,075
Tax expense/(benefit)	(2,946)	(222)	(1,961)
Amounts reclassifed from AOCI	$ 4,751	$ 358	$ 3,114